EQUIPMENT LOANS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Equipment Loans

	December 31,	December 31,
	2020	2019
Not later than one year	$73	$228
Later than one year and not later than five years	-	73
Less: Future interest charges	(1)	(12)
Present value of loan payments	72	289
Less: current portion	(72)	(199)
Non-current portion	$-	$90